UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

               REPORT FOR THE CALENDAR QUARTER ENDED JUNE 30, 2001
                CHECK HERE IF AMENDMENT [ ]; AMENDMENT NO. _____

                         THIS AMENDMENT (check only one)
                              [ ] is a restatement
                              [ ] adds new holdings entries

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME: WYNNEFIELD CAPITAL MANAGEMENT, LLC

ADDRESS:   450 SEVENTH AVENUE - SUITE 509,  NEW YORK ,  NEW YORK  10123

FORM 13F FILE NUMBER:  28-7006

================================================================================

                  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
REPORTING MANAGER:

NAME:       JOSHUA H. LANDES
TITLE:      MEMBER, GENERAL PARTNER
PHONE:      (212) 760-0814

SIGNATURE, PLACE, AND DATE OF SIGNING

/s/ Joshua H. Landes
--------------------
New York, New York
August 14, 2001

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

FORM 13F File Number:  28-7006
Name:  Wynnefield Capital, Inc.

                              FORM 13F SUMMARY PAGE
                                 REPORT SUMMARY:


Number of Other Managers:                   1


Form 13F Information Table Entry Total:    89


Form 13F Information Table Value Total:    $ 161,580,000
List of Other Included Managers:

                           No.  1:
                           ------
                              Name:  Wynnefield Capital, Inc.
                              Form  13F  File Number:  28 - 7006

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


                                            FORM 13F INFORMATION TABLE
                                            --------------------------


Name of Reporting Manager:  WYNNEFIELD CAPITAL MANAGEMENT, LLC
(SEC USE ONLY)
Name of Manager #1:  WYNNEFIELD CAPITAL, INC.


Column 1:                 Column 2:  Column 3:    Column 4:                           Column 5:             Column 6:

Name of Issuer            Title of   CUSIP        Fair Market      Shares or          SH/PRN     Put/Call   Investment
                          Class      Number       Value            Principal Amount                         discretion
                                                  (in thousands)





ADE Corp. Mass            COM        00089C107    1,197            65,350             SH                    SOLE
Airgas, Inc.              COM        009363102    3,289            276,400            SH                    SOLE
Ambassadors               COM        023178106    3,108            134,300            SH                    SOLE
International Inc.
Ampal American Israel     CL A       032015109    318              62,454             SH                    SOLE
Corp.
Apple Computer Inc.       COM        03783310     920              40,000             SH                    SOLE
Assisted Living           COM        04543L109    26               220,000            SH                    SOLE
Concepts Inc.
Avalon Holdings Corp.     CL A       05343P109    35               11,700             SH                    SOLE
Aviall Inc. New           COM        05366B102    1,426            130,000            SH                    SOLE
BTG Inc.                  COM        05576J101    2,527            315,900            SH                    SOLE
Barrett Business          COM        068463108    2,440            677,800            SH                    SOLE
Services Inc.
Beverly Enterprises Inc.  COM        087851309    749              70,000             SH                    SOLE
                          NEW
Blair Corp.               COM        092828102    163              10,000             SH                    SOLE
Blonder Tongue Labs Inc.  COM        093698108    120              30,200             SH                    SOLE


TOTAL                                             $ 16,318         2,044,104
                                                  --------         ---------



Column 1:                 Column 7:        Column 8:

Name of Issuer            Other Managers   Voting Authority




                                           Sole      Shared     None

ADE Corp. Mass            Filer + No. 1    SOLE
Airgas, Inc.              Filer + No. 1    SOLE
Ambassadors               Filer + No. 1    SOLE
International Inc.
Ampal American Israel     Filer + No. 1    SOLE
Corp.
Apple Computer Inc.       Filer + No. 1    SOLE
Assisted Living           Filer + No. 1    SOLE
Concepts Inc.
Avalon Holdings Corp.     Filer + No. 1    SOLE
Aviall Inc. New           Filer + No. 1    SOLE
BTG Inc.                  Filer + No. 1    SOLE
Barrett Business          Filer + No. 1    SOLE
Services Inc.
Beverly Enterprises Inc.  Filer + No. 1    SOLE

Blair Corp.               Filer + No. 1    SOLE
Blonder Tongue Labs Inc.  Filer + No. 1    SOLE




                                            FORM 13F INFORMATION TABLE
                                                    (continued)
                                            --------------------------


Name of Reporting Manager:  WYNNEFIELD CAPITAL MANAGEMENT, LLC
(SEC USE ONLY)
Name of Manager #1:  WYNNEFIELD CAPITAL, INC.


Column 1:                 Column 2:   Column 3:   Column 4:                           Column 5:             Column 6:

Name of Issuer            Title of    CUSIP       Fair Market      Shares or          SH/PRN     Put/Call   Investment
                          Class       Number      Value            Principal Amount                         discretion
                                                  (in thousands)


CTB Intl Corp.            COM         125960104   6,367            723,500            SH                    SOLE
CTN Media Group Inc.      COM         12643W107   338              236,200            SH                    SOLE
Cadiz Inc.                COM         127537108   1,976            219,600            SH                    SOLE
Chronimed Inc.            COM         171164106   263              87,500             SH                    SOLE
Columbus McKinnon Corp.   COM         199333105   255              22,700             SH                    SOLE
NY

Continental Information   COM         211497102   4                34,000             SH                    SOLE
Sys New
Crown Group Inc.          COM         228359105   91               29,200             SH                    SOLE
Ducommun Inc. Del         COM         264147109   780              60,000             SH                    SOLE
Dwyer Group Inc.          COM         267455103   37               15,000             SH                    SOLE
FTI Consulting Inc.       COM         302941109   225              10,300             SH                    SOLE
First Aviation Svcs Inc.  COM         31865W108   9,946            2,072,092          SH                    SOLE
Flowers Foods Inc.        COM         343498101   1,881            60,000             SH                    SOLE
Foster L B Co.            COM         350060109   1,170            300,000            SH                    SOLE
Frozen Food Express       COM         359360104   1,366            515,480            SH                    SOLE
Inds Inc.
Full Line Distrs Inc.     COM         35967N106   41               47,500             SH                    SOLE
GP Strategies Corp.       COM         36225V104   282              59,700             SH                    SOLE
G-III Apparel Group Ltd.  COM         36237H101   2,458            237,932            SH                    SOLE



TOTAL                                             $ 27,480         4,730,704
                                                  --------         ---------


Column 1:                 Column 7:        Column 8:

Name of Issuer            Other Managers   Voting Authority


                                           Sole      Shared     None

CTB Intl Corp.            Filer + No. 1    SOLE
CTN Media Group Inc.      Filer + No. 1    SOLE
Cadiz Inc.                Filer + No. 1    SOLE
Chronimed Inc.            Filer + No. 1    SOLE
Columbus McKinnon Corp.   Filer + No. 1    SOLE
NY

Continental Information   Filer + No. 1    SOLE
Sys New
Crown Group Inc.          Filer + No. 1    SOLE
Ducommun Inc. Del         Filer + No. 1    SOLE
Dwyer Group Inc.          Filer + No. 1    SOLE
FTI Consulting Inc.       Filer + No. 1    SOLE
First Aviation Svcs Inc.  Filer + No. 1    SOLE
Flowers Foods Inc.        Filer + No. 1    SOLE
Foster L B Co.            Filer + No. 1    SOLE
Frozen Food Express       Filer + No. 1    SOLE
Inds Inc.
Full Line Distrs Inc.     Filer + No. 1    SOLE
GP Strategies Corp.       Filer + No. 1    SOLE
G-III Apparel Group Ltd.  Filer + No. 1    SOLE




                                            FORM 13F INFORMATION TABLE
                                                    (continued)
                                            --------------------------


Name of Reporting Manager:  WYNNEFIELD CAPITAL MANAGEMENT, LLC
(SEC USE ONLY)
Name of Manager #1:  WYNNEFIELD CAPITAL, INC.


Column 1:                 Column 2:  Column 3:    Column 4:                           Column 5:             Column 6:

Name of Issuer            Title of   CUSIP        Fair Market      Shares or          SH/PRN     Put/Call   Investment
                          Class      Number       Value            Principal Amount                         discretion
                                                  (in thousands)



Griffon Corp.             COM        398433102    416              37,800             SH                    SOLE
Honeywell International   COM        438516106    6,998            200,000            SH                    SOLE
Inc.
IBP Inc.                  COM        449223106    2,525            100,000            SH                    SOLE
ICO Holdings Inc.         COM        449293109    1,299            490,000            SH                    SOLE
Interstate Hotels Corp.   COM        46088R108    28               10,100             SH                    SOLE
IT Group Inc.             COM        465266104    1,262            198,750            SH                    SOLE
J. Baker Inc.             SUB NT     057232AA8    324              350,000            PRN                   SOLE
                          CONV 7%
                          02

Kansas City Power &       COM        485134100    3,732            152,000            SH                    SOLE
Light Co.
Key3Media Group Inc.      COM        49326R104    1,178            101,500            SH                    SOLE
Keystone Automotive       COM        49338N109    3,524            320,400            SH                    SOLE
Industries Inc.
Kroll O Gara Co.          COM        501050108    160              17,000             SH                    SOLE
LabOne, Inc.              COM        50540L105    504              77,500             SH                    SOLE
Ladish Inc.               COM NEW    505754200    3,233            245,450            SH                    SOLE
Layne Christensen Co.     COM        521050104    6,384            760,000            SH                    SOLE
Lions Gate                COM NEW    535919203    392              150,000            SH                    SOLE
Entertainment Corp.
Liquid Audio Inc.         COM        53631T102    33               11,500             SH                    SOLE
MTR Gaming Group, Inc.    COM        553769100    1,404            106,400            SH                    SOLE
Marisa Christina Inc.     COM        570268102    67               52,600             SH                    SOLE
Monmouth Capital Corp.    COM        609524103    81               30,275             SH                    SOLE
Monro Muffler Brake Inc.  COM        610236101    4,812            374,500            SH                    SOLE



TOTAL                                             $38,356          3,785,775
                                                  -------          ---------


Column 1:                 Column 7:        Column 8:

Name of Issuer            Other managers   Voting Authority


                                           Sole      Shared     None


Griffon Corp.             Filer + No. 1    SOLE
Honeywell International   Filer + No. 1    SOLE
Inc.
IBP Inc.                  Filer + No. 1    SOLE
ICO Holdings Inc.         Filer + No. 1    SOLE
Interstate Hotels Corp.   Filer + No. 1    SOLE
IT Group Inc.             Filer + No. 1    SOLE
J. Baker Inc.             Filer + No. 1    SOLE



Kansas City Power &       Filer + No. 1    SOLE
Light Co.
Key3Media Group Inc.      Filer + No. 1    SOLE
Keystone Automotive       Filer + No. 1    SOLE
Industries Inc.
Kroll O Gara Co.          Filer + No. 1    SOLE
LabOne, Inc.              Filer + No. 1    SOLE
Ladish Inc.               Filer + No. 1    SOLE
Layne Christensen Co.     Filer + No. 1    SOLE
Lions Gate                Filer + No. 1    SOLE
Entertainment Corp.
Liquid Audio Inc.         Filer + No. 1    SOLE
MTR Gaming Group, Inc.    Filer + No. 1    SOLE
Marisa Christina Inc.     Filer + No. 1    SOLE
Monmouth Capital Corp.    Filer + No. 1    SOLE
Monro Muffler Brake Inc.  Filer + No. 1    SOLE




                                            FORM 13F INFORMATION TABLE
                                                    (continued)
                                            --------------------------


Name of Reporting Manager:  WYNNEFIELD CAPITAL MANAGEMENT, LLC
(SEC USE ONLY)
Name of Manager #1:  WYNNEFIELD CAPITAL, INC.


Column 1:                 Column 2:  Column 3:    Column 4:                           Column 5:            Column 6:

Name of Issuer            Title of   CUSIP        Fair Market       Shares or         SH/PRN     Put/Call  Investment
                          Class      Number       Value             Principal Amount                       discretion
                                                  (in thousands)

Morton Industrial Group   CL A       619328107    142               113,010           SH                   SOLE
Niagara Corp.             COM        653349100    949               474,619           SH                   SOLE
Norfolk Southern Corp.    COM        655844108    2,273             109,800           SH                   SOLE
OPTI Inc.                 COM        683960108    38                10,000            SH                   SOLE
Opticare Health Systems   COM        68386P105    0                 343,005           SH                   SOLE
Inc.
PMR Corp.                 COM        693451106    11                21,600            SH                   SOLE
Packaged Ice Inc.         COM        695148106    203               94,600            SH                   SOLE
Perry Ellis               COM        288853104    506              65,000             SH                   SOLE
International Inc.
Petroquest Energy Inc.    COM        716748108    85                12,100            SH                   SOLE
Phoenix Gold              COM        719068108    632               415,950           SH                   SOLE
International Inc.
Pinnacle Entertainment    COM        723456109    1,067             145,200           SH                   SOLE
Inc.
Potomac Electric Power    COM        737679100    1,464             70,000            SH                   SOLE
Co.
Pricesmart Inc.           COM        741511109    13,507            310,500           SH                   SOLE
Royal Olympic Cruise      COM        V7780Z109    746               466,400           SH                   SOLE
Lines Inc.
SOS Staffing Services     COM        78462X104    732               590,000           SH                   SOLE
Inc.
Scheid Vineyards Inc.     CL A       806403101    375               100,000           SH                   SOLE
Sequa Corporation         CL A       817320104    3,595             79,000            SH                   SOLE
Sequa Corporation         CL B       817320203    433               7,300             SH                   SOLE



TOTAL                                             $26,758           3,428,084
                                                  -------           ---------


Column 1:                 Column 7:        Column 8:

Name of Issuer            Other Managers   Voting Authority


                                           Sole      Shared     None
Morton Industrial Group   Filer + No. 1    SOLE
Niagara Corp.             Filer + No. 1    SOLE
Norfolk Southern Corp.    Filer + No. 1    SOLE
OPTI Inc.                 Filer + No. 1    SOLE
Opticare Health Systems   Filer + No. 1    SOLE
Inc.
PMR Corp.                 Filer + No. 1    SOLE
Packaged Ice Inc.         Filer + No. 1    SOLE
Perry Ellis               Filer + No. 1    SOLE
International Inc.
Petroquest Energy Inc.    Filer + No. 1    SOLE
Phoenix Gold              Filer + No. 1    SOLE
International Inc.
Pinnacle Entertainment    Filer + No. 1    SOLE
Inc.
Potomac Electric Power    Filer + No. 1    SOLE
Co.
Pricesmart Inc.           Filer + No. 1    SOLE
Royal Olympic Cruise      Filer + No. 1    SOLE
Lines Inc.
SOS Staffing Services     Filer + No. 1    SOLE
Inc.
Scheid Vineyards Inc.     Filer + No. 1    SOLE
Sequa Corporation         Filer + No. 1    SOLE
Sequa Corporation         Filer + No. 1    SOLE




                                            FORM 13F INFORMATION TABLE
                                                    (continued)
                                            --------------------------


Name of Reporting Manager:  WYNNEFIELD CAPITAL MANAGEMENT, LLC
(SEC USE ONLY)
Name of Manager #1:  WYNNEFIELD CAPITAL, INC.


Column 1:                 Column 2:  Column 3:    Column 4:                           Column 5:             Column 6:

Name of Issuer            Title of   CUSIP        Fair Market      Shares or          SH/PRN     Put/Call   Investment
                          Class      Number       Value            Principal Amount                         discretion
                                                  (in thousands)

Simon Transportation      CL A       828813105    1,828            440,500            SH                    SOLE
Services Inc.
Six Flags Inc.            COM        83001P109    3,156            150,000            SH                    SOLE
Specialty Catalog Corp.   COM        84748Q103    1,971            561,607            SH                    SOLE
Stamps.com Inc.           COM        852857101    185              50,000             SH                    SOLE
Sunsource Inc.            COM        867948101    7,795            837,300            SH                    SOLE
Supervalu Inc.            COM        868536103    1,931            110,000            SH                    SOLE
Sylvan Inc.               COM        871371100    12,292           1,068,886          SH                    SOLE
Syntellect Inc.           COM        87161L105    1,586            600,800            SH                    SOLE
Tasty Baking Co.          COM        876553306    4,403            250,000            SH                    SOLE
Tropical Sportswear       COM        89708P102    2,050            100,000            SH                    SOLE
International Corp.
Tyson Foods Inc.          CL A       902494103    1,105            120,000            SH                    SOLE
U.S. Home & Garden Inc.   COM        902939107    65               110,000            SH                    SOLE
U.S. Liquids Inc.         COM        902974104    2,201            478,400            SH                    SOLE
Ventas Inc.               COM        92276F100    4,358            398,000            SH                    SOLE
Vitech America Inc.       COM        928489103    110              283,109            SH                    SOLE
Walter Industries Inc.    COM        93317Q105    877              73,700             SH                    SOLE
Water Pik Technologies    COM        94113U100    861              101,850            SH                    SOLE
Inc.
Wellsford Real            COM NEW    950240200    1,355            70,000             SH                    SOLE
Properties Inc.
West Coast Bancorp Ore    COM        952145100    998              80,000             SH                    SOLE
New
Westmoreland Coal Co.     COM        960878106    429              28,600             SH                    SOLE
Westmoreland Coal Co.     PFD DP A   960878304    3,112            98,600             SH                    SOLE
                          CV1/4

TOTAL                                             $52,668          6,011,352
                                                  -------          ---------

GRAND TOTAL                                       $161,580         20,000,019
                                                  --------         ----------


Column 1:                  Column 7:        Column 8:

Name of Issuer             Other Managers   Voting Authority


                                            Sole      Shared     None
Simon Transportation       Filer + No. 1    SOLE
Services Inc.
Six Flags Inc.             Filer + No. 1    SOLE
Specialty Catalog Corp.    Filer + No. 1    SOLE
Stamps.com Inc.            Filer + No. 1    SOLE
Sunsource Inc.             Filer + No. 1    SOLE
Supervalu Inc.             Filer + No. 1    SOLE
Sylvan Inc.                Filer + No. 1    SOLE
Syntellect Inc.            Filer + No. 1    SOLE
Tasty Baking Co.           Filer + No. 1    SOLE
Tropical Sportswear        Filer + No. 1    SOLE
International Corp.
Tyson Foods Inc.           Filer + No. 1    SOLE
U.S. Home & Garden Inc.    Filer + No. 1    SOLE
U.S. Liquids Inc.          Filer + No. 1    SOLE
Ventas Inc.                Filer + No. 1    SOLE
Vitech America Inc.        Filer + No. 1    SOLE
Walter Industries Inc.     Filer + No. 1    SOLE
Water Pik Technologies     Filer + No. 1    SOLE
Inc.
Wellsford Real             Filer + No. 1    SOLE
Properties Inc.
West Coast Bancorp Ore     Filer + No. 1    SOLE
New
Westmoreland Coal Co.      Filer + No. 1    SOLE
Westmoreland Coal Co.      Filer + No. 1    SOLE

